Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable and Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$2,853	$2,519
Prepaid expenses and other short-term assets	3,067	2,919
Employees	233	261
Deferred taxes	930	430

	$7,083	$6,129